Columbia Variable Portfolio – Contrarian Core Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 12.8%
Entertainment 3.8%
Electronic Arts, Inc.	108,218	15,639,666
Take-Two Interactive Software, Inc.(a)	127,425	26,408,831
Walt Disney Co. (The)	162,539	16,042,599
Total		58,091,096
Interactive Media & Services 7.5%
Alphabet, Inc., Class A	188,298	29,118,403
Alphabet, Inc., Class C	160,030	25,001,487
Meta Platforms, Inc., Class A	80,907	46,631,558
Pinterest, Inc., Class A(a)	447,594	13,875,414
Total		114,626,862
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.	83,757	22,338,830
Total Communication Services		195,056,788
Consumer Discretionary 7.9%
Automobiles 1.1%
Tesla, Inc.(a)	63,836	16,543,738
Broadline Retail 5.8%
Amazon.com, Inc.(a)	316,108	60,142,708
eBay, Inc.	419,128	28,387,539
Total		88,530,247
Textiles, Apparel & Luxury Goods 1.0%
lululemon athletica, Inc.(a)	18,597	5,264,067
NIKE, Inc., Class B	54,163	3,438,267
Tapestry, Inc.	98,093	6,906,728
Total		15,609,062
Total Consumer Discretionary		120,683,047
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 1.3%
Target Corp.	59,436	6,202,741
Walmart, Inc.	144,648	12,698,648
Total		18,901,389
Household Products 1.3%
Procter & Gamble Co. (The)	118,836	20,252,031
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.4%
Coty, Inc., Class A(a)	1,082,833	5,923,096
Total Consumer Staples		45,076,516
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	176,182	29,473,487
EOG Resources, Inc.	125,497	16,093,735
Total		45,567,222
Total Energy		45,567,222
Financials 14.7%
Banks 5.1%
Bank of America Corp.	515,628	21,517,156
JPMorgan Chase & Co.	140,152	34,379,286
Wells Fargo & Co.	308,551	22,150,876
Total		78,047,318
Capital Markets 4.0%
Blackrock, Inc.	29,226	27,661,825
Charles Schwab Corp. (The)	269,551	21,100,452
S&P Global, Inc.	23,369	11,873,789
Total		60,636,066
Consumer Finance 1.1%
American Express Co.	63,830	17,173,462
Financial Services 3.5%
Block, Inc., Class A(a)	200,026	10,867,412
MasterCard, Inc., Class A	32,297	17,702,632
Visa, Inc., Class A	68,715	24,081,859
Total		52,651,903
Insurance 1.0%
Aon PLC, Class A	39,056	15,586,859
Total Financials		224,095,608
Health Care 13.0%
Biotechnology 3.5%
AbbVie, Inc.	103,776	21,743,148
BioMarin Pharmaceutical, Inc.(a)	147,732	10,443,175
Vertex Pharmaceuticals, Inc.(a)	43,372	21,027,613
Total		53,213,936

Columbia Variable Portfolio – Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	140,044	18,576,837
Boston Scientific Corp.(a)	200,720	20,248,634
Zimmer Biomet Holdings, Inc.	176,536	19,980,344
Total		58,805,815
Health Care Providers & Services 1.8%
Elevance Health, Inc.	61,571	26,780,922
Life Sciences Tools & Services 1.5%
IQVIA Holdings, Inc.(a)	25,208	4,444,170
Thermo Fisher Scientific, Inc.	38,640	19,227,264
Total		23,671,434
Pharmaceuticals 2.3%
Eli Lilly & Co.	42,107	34,776,592
Total Health Care		197,248,699
Industrials 8.5%
Aerospace & Defense 2.6%
Boeing Co. (The)(a)	125,934	21,478,044
General Electric Co.	33,140	6,632,971
RTX Corp.	86,722	11,487,196
Total		39,598,211
Electrical Equipment 1.0%
Eaton Corp. PLC	34,241	9,307,731
GE Vernova, Inc.	16,353	4,992,244
Total		14,299,975
Ground Transportation 2.4%
Uber Technologies, Inc.(a)	239,973	17,484,433
Union Pacific Corp.	82,886	19,580,988
Total		37,065,421
Industrial Conglomerates 1.8%
Honeywell International, Inc.	127,012	26,894,791
Machinery 0.7%
Parker-Hannifin Corp.	8,208	4,989,233
Stanley Black & Decker, Inc.	74,076	5,694,963
Total		10,684,196
Total Industrials		128,542,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 30.3%
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	39,038	6,256,230
TE Connectivity PLC	136,504	19,290,745
Total		25,546,975
IT Services 1.2%
Accenture PLC, Class A	21,262	6,634,595
Okta, Inc.(a)	109,220	11,492,128
Total		18,126,723
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.(a)	51,671	5,308,679
Applied Materials, Inc.	47,961	6,960,100
Entegris, Inc.	55,529	4,857,677
Lam Research Corp.	193,592	14,074,138
Marvell Technology, Inc.	117,780	7,251,715
NVIDIA Corp.	774,522	83,942,694
ON Semiconductor Corp.(a)	245,742	9,999,242
QUALCOMM, Inc.	51,080	7,846,399
Total		140,240,644
Software 11.0%
Adobe, Inc.(a)	49,917	19,144,667
Intuit, Inc.	32,187	19,762,496
Microsoft Corp.	296,035	111,128,579
Palo Alto Networks, Inc.(a)	47,691	8,137,992
Synopsys, Inc.(a)	20,242	8,680,782
Total		166,854,516
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	453,297	100,690,862
Dell Technologies, Inc.	105,626	9,627,810
Total		110,318,672
Total Information Technology		461,087,530
Materials 0.7%
Chemicals 0.3%
Sherwin-Williams Co. (The)	14,042	4,903,326
Containers & Packaging 0.4%
Avery Dennison Corp.	32,212	5,732,770
Total Materials		10,636,096
Columbia Variable Portfolio – Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.2%
Real Estate Management & Development 0.3%
CoStar Group, Inc.(a)	55,795	4,420,638
Specialized REITs 0.9%
American Tower Corp.	66,764	14,527,846
Total Real Estate		18,948,484
Utilities 2.1%
Multi-Utilities 2.1%
DTE Energy Co.	118,661	16,407,257
Public Service Enterprise Group, Inc.	193,301	15,908,672
Total		32,315,929
Total Utilities		32,315,929
Total Common Stocks (Cost $1,110,063,725)		1,479,258,513

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	51,643,627	51,633,299
Total Money Market Funds (Cost $51,633,032)		51,633,299
Total Investments in Securities (Cost: $1,161,696,757)		1,530,891,812
Other Assets & Liabilities, Net		(9,453,189)
Net Assets		1,521,438,623
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	25,723,189	88,646,027	(62,736,184)	267	51,633,299	(1,274)	399,139	51,643,627
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Contrarian Core Fund  | 2025

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1QT7002_12_D01_(05/25)